Share Capital (Narrative) (Details)				1 Months Ended									12 Months Ended
	Jun. 12, 2017 CAD ($) $ / shares shares	Nov. 07, 2016 CAD ($) $ / shares shares	Mar. 11, 2016 CAD ($) $ / shares	Jul. 31, 2018 CAD ($) $ / shares	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($) $ / shares shares	Nov. 30, 2017 CAD ($) $ / shares shares	Aug. 16, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 CAD ($)	Dec. 23, 2016 CAD ($) $ / shares shares	Mar. 29, 2016 CAD ($) $ / shares	Dec. 24, 2015 CAD ($) $ / shares	Aug. 31, 2018 CAD ($) yr shares	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($) shares	Aug. 31, 2016 USD ($) shares	Aug. 31, 2015 CAD ($) shares	Aug. 31, 2015 USD ($) shares	Aug. 31, 2014 CAD ($)	Sep. 30, 2013 USD ($)	Sep. 24, 2013 USD ($)
Statement [Line Items]
Payments for finder/broker fees, commissions and commitment fees					$ 37,500	$ 75,000			$ 125,000
Payments for other issuance costs					$ 18,668	$ 34,040
Deferred flow-through share premium													$ 52,157	$ 49,467	$ 96,617
Deferred Income Tax Recoveries													$ 218,232	$ 317,468	$ 416,140
Applicable tax rate													25.10%	25.00%	25.40%	25.40%
Number of warrants outstanding													31,179,240	24,649,240	24,392,610
Weighted average remaining contractual life of outstanding warrants | yr													1.6
Warrants required to be issued													20,000
Warrants required to be issued, warrants per installment													10,000
Share options authorised as a percentage of number of issued and outstanding common shares													10.00%
Maximum vesting period for share options													10 years
Number of share options exercisable in share-based payment arrangement													7,816,250	7,223,750	7,551,250
Exercisable options, weighted average exercise price													$ 0.31	$ 0.42	$ 1.15
Number of share options exercised in share-based payment arrangement													50,000
Weighted average exercise price of share options exercised in share-based payment arrangement													$ 0.11
Weighted average closing market share price of share options exercised in share-based payment arrangement													0.13
Estimated fair value of options earned													176,836	254,994	455,475
Estimated fair value of options earned capitalized to property, plant and equipment													1,825	3,172	5,633
Estimated fair value of options earned capitalized as exploration and evaluation assets													25,129	66,082	103,407
Estimated fair value of options earned charged to operations as general exploration expenses													596	2,632	1,000
Estimated fair value of options earned charged to operations as share based compensation expense													$ 149,286	$ 183,108	$ 345,435
Preferred shares [Member]
Statement [Line Items]
Number of shares authorised | shares													25,000,000
Number of shares issued | shares													950
Number of shares outstanding | shares													570
Warrants Denominated in Foreign Currency [Member]
Statement [Line Items]
Number of warrants outstanding													6,466,513	6,466,513	6,466,513
Adjusted exercise price as calculated by the anti-dilution provisions of warrants issued in a financing transaction													$ 0.5223
A1 Warrants [Member]
Statement [Line Items]
Number of warrants issued									6,900,000
Weighted average exercise price of warrants issued									$ 0.23
Fair value of warrants issued									$ 236,488
Risk free interest rate, warrants									1.10%
Expected life, warrants									4 years
Expected volatility, warrants									35.00%
Number of warrants outstanding													6,900,000
Weighted average exercise price of warrants outstanding													$ 0.23
B1 Warrants [Member]
Statement [Line Items]
Number of warrants issued						6,250,000
Weighted average exercise price of warrants issued						$ 0.15
Fair value of warrants issued						$ 283,525
Risk free interest rate, warrants						1.94%
Expected life, warrants						4 years
Expected volatility, warrants						35.00%
Number of warrants outstanding													6,250,000
Weighted average exercise price of warrants outstanding													$ 0.15
C1 Warrants [Member]
Statement [Line Items]
Number of warrants issued					3,750,000
Weighted average exercise price of warrants issued					$ 0.125
Fair value of warrants issued					$ 73,679
Risk free interest rate, warrants					2.00%
Expected life, warrants					4 years
Expected volatility, warrants					35.00%
Number of warrants outstanding													3,750,000
Weighted average exercise price of warrants outstanding													$ 0.125
Brokers Compensation Warrants Denominated in Foreign Currency [Member]
Statement [Line Items]
Number of warrants outstanding																	554,273
Sales Agreement [Member]
Statement [Line Items]
Value of shares authorised																				$ 25,000,000
Percentage of Commission, or discount, of gross proceeds of shares sold																				3.00%
Increase (decrease) in number of shares outstanding | shares															1,553,724	1,553,724	9,428,180	9,428,180
Proceeds from issuing shares															$ 248,086	$ 187,696	$ 3,855,388	$ 3,439,916
Payments for finder/broker fees, commissions and commitment fees															7,443	$ 5,631	115,661	$ 103,197	$ 399,032
Share issuance costs																	381,775
Prepaid transaction costs															17,257		$ 17,257
First Supplement [Member]
Statement [Line Items]
Value of shares authorised																					$ 8,100,000
December 2015 Private Placement [Member]
Statement [Line Items]
Payments for finder/broker fees, commissions and commitment fees												$ 45,000
Payments for other issuance costs												23,541
Share issuance costs												14,451
Weighted average exercise price of warrants issued												$ 0.175
Risk free interest rate, warrants												0.48%
Expected life, warrants												2 years
Expected volatility, warrants												64.00%
Deferred flow-through share premium												$ 108,549
Deferred Income Tax Recoveries															108,549
Number of units issued in an equity offering												6,000,000
Equity Issuance, Price per Unit | $ / shares												$ 0.125
Proceeds from issuance of units												$ 750,000
Fair value of the warrant component of the Unit												0.0196
Fair value of flow-through feature of the Flow-Through Unit												$ 0.0313
Flow-Through Unit price allocated to share component | $ / shares												$ 0.0917
Flow-Through Unit price allocated to warrant component | $ / shares												0.0128
Flow-Through Unit price allocated to flow-through feature | $ / shares												0.0205
Canadian exploration expenses amount to be renounced per Flow-Through Unit | $ / shares												$ 0.1249
Applicable tax rate												25.00%
December 2015 Private Placement [Member] | Non-transferrable compensation warrants [Member]
Statement [Line Items]
Number of warrants issued												360,000
Weighted average exercise price of warrants issued												$ 0.125
Fair value of warrants issued												$ 19,573
Risk free interest rate, warrants												0.48%
Expected life, warrants												2 years
Expected volatility, warrants												64.00%
Private Placement [Member]
Statement [Line Items]
Payments for finder/broker fees, commissions and commitment fees			$ 30,000
Payments for other issuance costs			17,864
Weighted average exercise price of warrants issued			0.15
Fair value of warrants issued			$ 0.0208
Risk free interest rate, warrants			0.50%
Expected life, warrants			1 year
Expected volatility, warrants			82.00%
Number of units issued in an equity offering			13,700,000
Equity Issuance, Price per Unit | $ / shares			$ 0.10
Proceeds from issuance of units			$ 1,370,000
Unit Price allocated to the share component | $ / shares			$ 0.0871
Unit Price allocated to the warrant component | $ / shares			0.0129
Share price | $ / shares			$ 0.14
Private Placement [Member] | Mr. Donald Bubar [Member]
Statement [Line Items]
Number of units issued in an equity offering			1,000,000
Equity Issuance, Price per Unit | $ / shares			$ 0.10
Private Placement [Member] | Non-transferrable compensation warrants [Member]
Statement [Line Items]
Number of warrants issued			300,000
Weighted average exercise price of warrants issued			$ 0.11
Fair value of warrants issued			$ 26,671
Risk free interest rate, warrants			0.50%
Expected life, warrants			1 year
Expected volatility, warrants			82.00%
March 2016 Private Placement [Member]
Statement [Line Items]
Payments for other issuance costs											$ 14,263
Deferred flow-through share premium											110,400
Canadian exploration expenses															65,505
Canadian exploration expenses, balance														$ 459,195
Deferred Income Tax Recoveries														$ 96,617	$ 13,783
Proceeds from issuance of units											$ 775,000
March 2016 Private Placement [Member] | Finders compensation warrants [Member]
Statement [Line Items]
Number of warrants issued											180,000
Weighted average exercise price of warrants issued											$ 0.175
Fair value of warrants issued											$ 8,203
Risk free interest rate, warrants											0.51%
Expected life, warrants											2 years
Expected volatility, warrants											72.00%
March 2016 Private Placement [Member] | FT Unit [Member]
Statement [Line Items]
Payments for finder/broker fees, commissions and commitment fees											$ 31,500
Share issuance costs											50,397
Weighted average exercise price of warrants issued											$ 0.20
Risk free interest rate, warrants											0.50%
Expected life, warrants											1 year
Expected volatility, warrants											74.00%
Number of units issued in an equity offering											3,000,000
Equity Issuance, Price per Unit | $ / shares											$ 0.175
Fair value of the warrant component of the Unit											$ 0.0147
Fair value of flow-through feature of the Flow-Through Unit											$ 0.0439
Flow-Through Unit price allocated to share component | $ / shares											$ 0.1259
Flow-Through Unit price allocated to warrant component | $ / shares											0.0123
Flow-Through Unit price allocated to flow-through feature | $ / shares											0.0368
Canadian exploration expenses amount to be renounced per Flow-Through Unit | $ / shares											$ 0.1749
Applicable tax rate											25.00%
March 2016 Private Placement [Member] | Non-FT Unit [Member]
Statement [Line Items]
Share issuance costs											$ 3,569
Weighted average exercise price of warrants issued											$ 0.175
Number of units issued in an equity offering											2,000,000
Equity Issuance, Price per Unit | $ / shares											$ 0.125
Unit Price allocated to the share component | $ / shares											0.1117
Unit Price allocated to the warrant component | $ / shares											0.0133
Share price | $ / shares											0.15
Fair value of warrants issued, value per warrant | $ / shares											$ 0.0356
November 2016 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		4,545,454
Equity issuance, price per share | $ / shares		$ 0.22
Proceeds from issuing shares		$ 1,000,000
Payments for finder/broker fees, commissions and commitment fees		60,000
Payments for other issuance costs		$ 11,351
Number of warrants issued		272,727
Weighted average exercise price of warrants issued		$ 0.25
Fair value of warrants issued		$ 12,747
Risk free interest rate, warrants		0.70%
Expected life, warrants		2 years
Expected volatility, warrants		74.00%
Deferred flow-through share premium		$ 181,818
December 2016 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares										2,500,000
Equity issuance, price per share | $ / shares										$ 0.15
Proceeds from issuing shares										$ 375,000
Payments for finder/broker fees, commissions and commitment fees										22,500
Payments for other issuance costs										$ 15,367
Number of warrants issued										150,000
Weighted average exercise price of warrants issued										$ 0.15
Fair value of warrants issued										$ 9,189
Risk free interest rate, warrants										0.78%
Expected life, warrants										2 years
Expected volatility, warrants										85.00%
Deferred flow-through share premium										$ 25,000
June 2017 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares	3,400,000
Equity issuance, price per share | $ / shares	$ 0.15
Proceeds from issuing shares	$ 510,000
Payments for finder/broker fees, commissions and commitment fees	30,600
Payments for other issuance costs	$ 23,069
Number of warrants issued	204,000
Weighted average exercise price of warrants issued	$ 0.15
Fair value of warrants issued	$ 10,463
Risk free interest rate, warrants	0.83%
Expected life, warrants	2 years
Expected volatility, warrants	66.00%
Deferred flow-through share premium	$ 17,000
August 2017 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares								3,100,000
Equity issuance, price per share | $ / shares								$ 0.145
Proceeds from issuing shares								$ 449,500
Payments for finder/broker fees, commissions and commitment fees								26,970
Payments for other issuance costs								$ 21,908
Number of warrants issued								186,000
Weighted average exercise price of warrants issued								$ 0.145
Fair value of warrants issued								$ 7,655
Risk free interest rate, warrants								1.23%
Expected life, warrants								2 years
Expected volatility, warrants								63.00%
Deferred flow-through share premium								$ 46,500
November 2017 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares							3,215,000
Equity issuance, price per share | $ / shares							$ 0.145
Proceeds from issuing shares							$ 1,042,175
Payments for finder/broker fees, commissions and commitment fees							34,560
Payments for other issuance costs							10,192
Weighted average exercise price of warrants issued							0.16
Deferred flow-through share premium							$ 32,150
Number of units issued in an equity offering							4,800,000
Equity Issuance, Price per Unit | $ / shares							$ 0.12
Unit Price allocated to the share component | $ / shares							0.112
Unit Price allocated to the warrant component | $ / shares							0.008
Share price | $ / shares							0.135
Fair value of warrants issued, value per warrant | $ / shares							$ 0.0193
November 2017 Private Placement [Member] | Mr. Donald Bubar [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares							200,000
November 2017 Private Placement [Member] | Certain directors and officers [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares							305,000
November 2017 Private Placement [Member] | Non-transferrable compensation warrants [Member]
Statement [Line Items]
Number of warrants issued							288,000
Weighted average exercise price of warrants issued							$ 0.15
Fair value of warrants issued							$ 14,030
December 2017 Private Placement [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares						3,737,400
Equity issuance, price per share | $ / shares						$ 0.145
Proceeds from issuing shares						$ 541,923
Payments for finder/broker fees, commissions and commitment fees						19,140
Payments for other issuance costs						$ 9,322
Number of warrants issued						132,000
Weighted average exercise price of warrants issued						$ 0.15
Fair value of warrants issued						4,475
Deferred flow-through share premium						$ 112,122
July 2018 Private Placement [Member]
Statement [Line Items]
Proceeds from issuance of units				$ 590,000
July 2018 Private Placement [Member] | FT Unit [Member]
Statement [Line Items]
Deferred flow-through share premium				$ 76,650
Number of units issued in an equity offering				3,500,000
Equity Issuance, Price per Unit | $ / shares				$ 0.10
Fair value of the warrant component of the Unit				$ 0.0040
Fair value of flow-through feature of the Flow-Through Unit				$ 0.0250
Flow-Through Unit price allocated to share component | $ / shares				$ 0.0746
Flow-Through Unit price allocated to warrant component | $ / shares				0.0035
Flow-Through Unit price allocated to flow-through feature | $ / shares				0.0219
Canadian exploration expenses amount to be renounced per Flow-Through Unit | $ / shares				$ 0.0999
Applicable tax rate				25.00%
July 2018 Private Placement [Member] | Non-FT Unit [Member]
Statement [Line Items]
Weighted average exercise price of warrants issued				$ 0.12
Fair value of warrants issued				$ 0.0119
Number of units issued in an equity offering				2,400,000
Equity Issuance, Price per Unit | $ / shares				$ 0.10
Unit Price allocated to the share component | $ / shares				0.0889
Unit Price allocated to the warrant component | $ / shares				0.0111
Share price | $ / shares				$ 0.095
Compensation warrants 1 [Member]
Statement [Line Items]
Number of warrants outstanding													272,727
Weighted average exercise price of warrants outstanding													$ 0.25
Compensation warrants 2 [Member]
Statement [Line Items]
Number of warrants outstanding													150,000
Weighted average exercise price of warrants outstanding													$ 0.15
Compensation warrants 3 [Member]
Statement [Line Items]
Number of warrants outstanding													204,000
Weighted average exercise price of warrants outstanding													$ 0.15
Compensation warrants 4 [Member]
Statement [Line Items]
Number of warrants outstanding													186,000
Weighted average exercise price of warrants outstanding													$ 0.145
Compensation warrants 5 [Member]
Statement [Line Items]
Number of warrants outstanding													288,000
Weighted average exercise price of warrants outstanding													$ 0.15
Compensation warrants 6 [Member]
Statement [Line Items]
Number of warrants outstanding													132,000
Weighted average exercise price of warrants outstanding													$ 0.15